RECOVERABLE TAXES AND INCOME TAX AND SOCIAL CONTRIBUTIONS- Composition of deferred income tax and social contributions Consolidated (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Eletronorte
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	R$ 1,868,051	R$ 2,278,753
Deferred tax liabilities	1,314,642	1,400,319
Parent
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	3,961,406	3,566,415
Deferred tax liabilities	11,723,383	11,457,536
Parent | Taxes Losses carryforwards IRPJ and CSLL
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	2,178,837	2,503,633
Parent | Operating Provisions
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	909,887	523,544
Parent | Adjustment of the Law 11.638/2007 - RTT (IFRS)
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	41,694	222,762
Deferred tax liabilities	(79,709)	51,964
Parent | Provision for litigation
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	233,215	122,061
Parent | Provision for doubtful accounts (PCLD)
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	208,758	108,657
Parent | Others
Temporary difference unused tax losses and unused tax credits
Deferred tax assets	389,015	85,758
Deferred tax liabilities	1,493,946	361,067
Parent | Remuneration of the Existing Basic Grid System - Existing Systems
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	9,380,308	9,888,318
Parent | Tax debt
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	484,228	410,698
Parent | Financial assets FVTOCI
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	432,582
Parent | Financial assets available for sale
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities		394,958
Parent | Accelerated depreciation
Temporary difference unused tax losses and unused tax credits
Deferred tax liabilities	R$ 12,029	R$ 350,531